Strategic Report - Corporate Centre (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Profit before tax	$ 17,167	$ 7,112	$ 18,867
Impairment loss (reversal of impairment Loss)	1,769	3,400	3,721
Operating expense	34,884	39,808	39,768
Revenue	51,445	47,966	59,800
Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	20,990	18,934	18,795
Impairment loss (reversal of impairment Loss)	1,769	2,594	2,579
Operating expense	31,140	30,084	31,457
Revenue	51,524	49,290	50,422
Corporate Centre | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Profit before tax	1,700
Increase (decrease) in profit (loss) before tax	$ (400)
Increase (decrease) in profit (loss) before tax, percent	(17.00%)
Increase (decrease) in revenue/net operating income	$ (446)
Increase (decrease) in revenue/net operating income, percent	(27.00%)
Increase (decrease) In interest expense on debt	$ 300
Increase (decrease) in investment yields	(300)
Increase (decrease) in the fair value of long-term debt and derivatives	100	(300)
Impairment loss (reversal of impairment Loss)	182	22
Operating expense	2,100
Increase (decrease) in operating expenses	$ 200
Increase (decrease) in operating expenses, percent	8.00%
Increase (decrease) in income from associates	$ 55
Increase (decrease) in income from associates, percent	2.00%
Revenue	$ 1,220	1,666	2,833
Corporate Centre | Central Treasury | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (114)
Increase (decrease) in revenue/net operating income, percent	(8.00%)
Revenue	$ 1,340	1,454	1,760
Corporate Centre | Legacy portfolios | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (716)
Increase (decrease) in revenue/net operating income, percent	(99.00%)
Revenue	$ 8	724	1,233
Corporate Centre | – US run-off portfolio | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (652)
Increase (decrease) in revenue/net operating income, percent	(94.00%)
Revenue	$ 40	692	1,165
Corporate Centre | – Legacy credit | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ (64)
Increase (decrease) in revenue/net operating income, percent	(200.00%)
Revenue	$ (32)	32	68
Corporate Centre | Other | Operating Segments, Including Adjustments And Elimination Of Intersegment Amounts
Disclosure of operating segments [line items]
Increase (decrease) in revenue/net operating income	$ 384
Increase (decrease) in revenue/net operating income, percent	(75.00%)
Revenue	$ (128)	$ (512)	$ (160)